Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2015
Distribution Date:	10/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$13,235,876,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond			$8,973,825,000
Programme(2)
Total Outstanding			$22,209,701,600

OSFI Covered Bond Limit			$33,629,121,868

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.
1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2015
Distribution Date:	10/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa3	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

2

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2015
Distribution Date:	10/15/2015

Asset Coverage Test (C$)(1)
Outstanding Covered Bonds			$13,235,876,600

A = Lesser of (i) LTV Adjusted Loan Balance and			20,576,098,302		A (i)	22,006,522,248
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	20,576,098,302
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			285,675,546
Total: A + B + C + D + E - F			20,290,422,756

Asset Coverage Test			PASS

Valuation Calculation(1)
Trading Value of Covered Bond(3)			14,167,109,900

A = lesser of (i) Present Value of outstanding loan balance of			22,207,302,150		A (i)	22,207,302,150
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	39,802,166,974
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			22,207,302,150

Intercompany Loan Balance

Guarantee Loan			14,154,303,355
Demand Loan			8,411,808,432
Total			22,566,111,787

Portfolio Losses(5)

Period End	Write off Amounts	Loss Percentage (annualized)
September 30, 2015	N/A		N/A

Portfolio Flow of Funds

	30-Sep-15		31-Aug-15
Cash Inflows
Principal Receipts	341,885,884.41		362,161,894.38
Sale of Loans	26,304,987.62		33,420,453.00
Revenue Receipts	55,644,918.29		51,874,018.98
Swap Receipts	-		-
Intercompany Loan Receipts	-		7,934,262,196.85
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(48,635,761.56)	(6)	(39,059,984.80)	(7)
Purchase of Loans	(32,202,310.92)		(7,960,487,378.97)
Intercompany Loan Repayment	(335,988,561.11)	(6)	(369,357,165.26)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(6,776.61)		(706.86)
Net Inflows/(Outflows)	7,002,380.12		12,813,327.32

1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.4864%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on October 19th, 2015.

(7) This amount was paid out on September 17th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

3

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2015
Distribution Date:	10/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$22,319,844,497
Current Month Ending Balance	$21,984,034,300
Number of Mortgage Loans in Pool	122,916
Average Loan Size	$ 178,854
Number of Primary Borrowers	109,960
Number of Properties	112,546

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.92%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.36%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.61%
Weighted Average Seasoning of Loans in the Portfolio	27.40	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.96%
Weighted Average Original Term of Loans in the Portfolio	51.40	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	24.00	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	36.92	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)
Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	122,777	99.89%	21,953,211,670	99.86%
30 to 59 Days Past Due	108	0.09%	24,522,061	0.11%
60 to 89 Days Past Due	31	0.03%	6,300,569	0.03%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	14,193	11.55%	2,955,657,586	13.44%
British Columbia	15,560	12.66%	3,707,509,265	16.86%
Manitoba	3,087	2.51%	420,382,114	1.91%
New Brunswick	3,383	2.75%	335,811,870	1.53%
Newfoundland	3,651	2.97%	482,723,853	2.20%
Northwest Territories	35	0.03%	6,969,219	0.03%
Nova Scotia	4,957	4.03%	580,229,344	2.64%
Nunavut	-	0.00%	-	0.00%
Ontario	60,234	49.00%	10,933,554,226	49.73%
Prince Edward Island	777	0.63%	77,288,467	0.35%
Quebec	13,035	10.60%	1,786,502,387	8.13%
Saskatchewan	3,716	3.02%	640,531,397	2.91%
Yukon	288	0.23%	56,874,574	0.26%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,223	2.62%	633,294,018	2.88%
599 or less	2,978	2.42%	522,088,440	2.37%
600 - 650	4,703	3.83%	913,691,118	4.16%
651 - 700	9,975	8.12%	1,974,175,260	8.98%
701 - 750	16,038	13.05%	3,077,077,874	14.00%
751 - 800	20,850	16.96%	3,971,580,649	18.07%
801 and Above	65,149	53.00%	10,892,126,940	49.55%
Total	122,916	100.00%	21,984,034,300	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

4

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2015
Distribution Date:	10/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	104,082	84.68%	18,682,342,086	84.98%
Variable	18,834	15.32%	3,301,692,214	15.02%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	95,834	77.97%	15,442,145,420	70.24%
Non-STEP	27,082	22.03%	6,541,888,880	29.76%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,880	2.34%	517,177,570	2.35%
Owner Occupied	120,036	97.66%	21,466,856,730	97.65%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	103,013	83.81%	19,026,690,320	86.55%
3.5000 - 3.9999	15,004	12.21%	2,301,333,164	10.47%
4.0000 - 4.4999	3,619	2.94%	497,780,086	2.26%
4.5000 - 4.9999	827	0.67%	108,035,667	0.49%
5.0000 - 5.4999	317	0.26%	33,908,228	0.15%
5.5000 - 5.9999	80	0.07%	8,085,205	0.04%
6.0000 - 6.4999	49	0.04%	7,708,146	0.04%
6.5000 - 6.9999	6	0.00%	390,830	0.00%
7.0000 - 7.4999	1	0.00%	102,653	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	14,844	12.08%	887,530,057	4.04%
20.01-25.00	5,806	4.72%	606,054,337	2.76%
25.01-30.00	6,221	5.06%	780,711,030	3.55%
30.01-35.00	6,975	5.67%	1,011,062,588	4.60%
35.01-40.00	7,410	6.03%	1,189,887,233	5.41%
40.01-45.00	8,485	6.90%	1,545,792,638	7.03%
45.01-50.00	9,850	8.01%	1,984,978,293	9.03%
50.01-55.00	11,430	9.30%	2,436,426,832	11.08%
55.01-60.00	13,321	10.84%	2,957,002,872	13.45%
60.01-65.00	14,732	11.99%	3,323,601,270	15.12%
65.01-70.00	11,975	9.74%	2,673,187,788	12.16%
70.01-75.00	7,525	6.12%	1,677,750,039	7.63%
75.01-80.00	4,199	3.42%	878,836,837	4.00%
80.01 and Above	143	0.12%	31,212,484	0.14%
Total	122,916	100.00%	21,984,034,300	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

5

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2015
Distribution Date:	10/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,496	10.17%	1,838,284,633	8.36%
12.00 - 23.99	68,027	55.34%	11,655,854,170	53.02%
24.00 - 35.99	26,532	21.59%	5,459,229,700	24.83%
36.00 - 41.99	5,005	4.07%	1,164,302,082	5.30%
42.00 - 47.99	2,462	2.00%	524,738,785	2.39%
48.00 - 53.99	3,076	2.50%	471,755,606	2.15%
54.00 - 59.99	3,741	3.04%	592,014,221	2.69%
60.00 - 65.99	882	0.72%	153,763,097	0.70%
66.00 - 71.99	37	0.03%	5,625,230	0.03%
72.00 and Above	658	0.54%	118,466,775	0.54%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	40,126	32.65%	2,284,700,908	10.39%
100,000 - 149,999	22,984	18.70%	2,865,294,228	13.03%
150,000 - 199,999	18,945	15.41%	3,294,140,145	14.98%
200,000 - 249,999	13,625	11.08%	3,049,457,818	13.87%
250,000 - 299,999	9,438	7.68%	2,578,925,821	11.73%
300,000 - 349,999	6,107	4.97%	1,974,534,602	8.98%
350,000 - 399,999	3,859	3.14%	1,439,224,220	6.55%
400,000 - 449,999	2,397	1.95%	1,014,759,388	4.62%
450,000 - 499,999	1,638	1.33%	775,875,002	3.53%
500,000 - 549,999	1,054	0.86%	551,856,220	2.51%
550,000 - 599,999	695	0.57%	397,944,078	1.81%
600,000 - 649,999	501	0.41%	312,595,384	1.42%
650,000 - 699,999	299	0.24%	201,569,152	0.92%
700,000 - 749,999	227	0.18%	164,294,683	0.75%
750,000 - 799,999	183	0.15%	141,671,827	0.64%
800,000 - 849,999	172	0.14%	141,856,308	0.65%
850,000 - 899,999	112	0.09%	97,858,872	0.45%
900,000 - 949,999	78	0.06%	72,059,254	0.33%
950,000 - 999,999	57	0.05%	55,456,377	0.25%
1,000,000 or Greater	419	0.34%	569,960,011	2.59%
Total	122,916	100.00%	21,984,034,300	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	14,804	12.04%	2,383,211,709	10.84%
Single Family	105,624	85.93%	19,105,068,185	86.90%
Multi Family	2,197	1.79%	449,912,258	2.05%
Other	291	0.24%	45,842,148	0.21%
Total	122,916	100.00%	21,984,034,300	100.00%

6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: 9/30/2015
Distribution Date: 10/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	97,315,951	67,598,067	87,502,403	117,431,845	128,630,772	173,300,351	221,611,484	270,427,130	407,490,111	561,804,206	453,455,360	224,921,594	127,148,697	17,019,614	2,955,657,586	13.44%
	Current and Less Than 30 Days Past Due	97,302,703	67,598,067	87,304,023	117,304,608	128,483,673	172,909,709	221,474,478	270,142,076	407,293,544	561,205,250	451,651,271	224,921,594	127,148,697	17,019,614	2,951,759,309	99.87%
	30 to 59 Days Past Due	13,248	-	198,380	127,237	147,099	326,731	-	188,598	-	328,150	793,848	-	-	-	2,123,291	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	63,910	137,006	96,456	196,567	270,806	1,010,240	-	-	-	1,774,986	0.06%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	183,728,474	117,921,660	145,077,722	205,129,325	224,051,492	291,787,234	344,343,775	379,156,888	452,735,906	572,922,706	406,627,402	303,946,523	76,855,578	3,224,580	3,707,509,265	16.86%
	Current and Less Than 30 Days Past Due	183,675,027	117,921,660	145,077,722	204,249,766	224,051,492	291,154,589	343,969,701	377,356,939	452,457,936	572,408,370	404,727,800	303,558,864	76,794,788	3,224,580	3,700,629,233	99.81%
	30 to 59 Days Past Due	-	-	-	879,559	-	228,061	272,769	891,753	277,970	514,336	1,819,427	387,659	-	-	5,271,534	0.14%
	60 to 89 Days Past Due	53,447	-	-	-	-	404,584	101,305	908,197	-	-	80,175	-	60,790	-	1,608,498	0.04%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,614,139	7,219,015	8,496,732	13,123,529	14,419,166	20,878,133	26,222,838	33,294,891	39,901,822	62,340,581	89,266,825	54,233,795	41,648,393	722,254	420,382,114	1.91%
	Current and Less Than 30 Days Past Due	8,614,139	7,219,015	8,496,732	12,942,496	14,419,166	20,878,133	26,222,838	33,294,891	39,901,822	62,340,581	89,043,751	54,233,795	41,648,393	722,254	419,978,007	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	223,074	-	-	-	223,074	0.05%
	60 to 89 Days Past Due	-	-	-	181,033	-	-	-	-	-	-	-	-	-	-	181,033	0.04%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,851,168	5,671,679	8,445,301	10,829,750	11,413,419	18,119,036	20,912,178	27,857,555	41,522,818	72,232,637	67,544,417	22,956,870	19,455,043	-	335,811,870	1.53%
	Current and Less Than 30 Days Past Due	8,851,168	5,648,574	8,445,301	10,829,750	11,413,419	18,119,036	20,823,234	27,857,555	41,379,565	72,232,637	67,427,638	22,956,870	19,455,043	-	335,439,789	99.89%
	30 to 59 Days Past Due	-	23,105	-	-	-	-	-	-	143,253	-	116,779	-	-	-	283,138	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	88,943	-	-	-	-	-	-	-	88,943	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	9,947,501	8,644,493	9,557,457	9,844,290	17,224,162	24,007,430	33,512,274	42,846,935	55,477,079	80,550,732	102,774,201	32,418,464	55,918,837	-	482,723,853	2.20%
	Current and Less Than 30 Days Past Due	9,947,501	8,644,493	9,464,378	9,844,290	17,224,162	24,007,430	33,300,280	42,846,935	55,361,915	80,550,732	102,774,201	32,418,464	55,736,670	-	482,121,449	99.88%
	30 to 59 Days Past Due	-	-	93,079	-	-	-	211,994	-	115,164	-	-	-	182,167	-	602,404	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	759,661	270,289	480,324	422,507	295,115	377,238	760,455	-	-	1,127,200	2,090,555	385,876	-	-	6,969,219	0.03%
	Current and Less Than 30 Days Past Due	759,661	270,289	480,324	422,507	295,115	377,238	760,455	-	-	1,127,200	2,090,555	385,876	-	-	6,969,219	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	19,618,636	11,885,799	16,449,312	18,848,640	27,587,004	33,648,762	42,355,290	56,921,012	75,989,785	102,535,814	100,361,694	36,014,397	37,786,647	226,550	580,229,344	2.64%
	Current and Less Than 30 Days Past Due	19,618,636	11,885,799	16,449,312	18,848,640	27,587,004	33,648,762	42,204,498	56,921,012	75,989,785	102,476,949	99,553,124	36,014,397	37,786,647	226,550	579,211,116	99.82%
	30 to 59 Days Past Due	-	-	-	-	-	-	150,792	-	-	-	808,570	-	-	-	959,363	0.17%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	58,865	-	-	-	-	58,865	0.01%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	476,311,979	325,369,883	423,260,366	531,074,710	649,543,822	841,107,262	1,120,748,547	1,413,541,547	1,619,935,044	1,500,113,138	1,006,755,262	683,013,073	335,260,988	7,518,604	10,933,554,226	49.73%
	Current and Less Than 30 Days Past Due	475,826,193	325,095,357	422,690,932	530,476,289	649,030,424	839,459,333	1,120,059,334	1,413,296,795	1,616,916,062	1,498,102,414	1,005,646,450	682,189,129	335,047,432	7,518,604	10,921,354,748	99.89%
	30 to 59 Days Past Due	87,797	184,847	569,435	467,485	513,398	1,334,215	689,213	244,752	2,512,525	1,826,839	1,108,812	675,782	213,556	-	10,428,656	0.10%
	60 to 89 Days Past Due	397,988	89,679	-	130,936	-	313,714	-	-	506,457	183,885	-	148,163	-	-	1,770,822	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,141,565	1,406,912	3,436,835	2,643,386	3,092,060	4,355,863	3,776,598	7,877,794	9,244,741	15,799,991	13,859,748	4,378,719	5,274,255	-	77,288,467	0.35%
	Current and Less Than 30 Days Past Due	2,141,565	1,406,912	3,436,835	2,643,386	3,092,060	4,355,863	3,776,598	7,828,458	9,170,714	15,799,991	13,859,748	4,378,719	5,274,255	-	77,165,104	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	49,336	-	-	-	-	-	-	49,336	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	74,027	-	-	-	-	-	74,027	0.10%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	63,436,661	47,668,100	60,241,734	78,992,939	88,494,191	103,146,445	120,267,586	142,771,525	171,583,515	222,223,401	280,119,806	259,419,017	145,636,583	2,500,882	1,786,502,387	8.13%
	Current and Less Than 30 Days Past Due	63,401,423	47,575,959	60,241,734	78,992,939	88,494,191	103,146,445	119,916,881	142,634,795	171,553,689	221,228,952	279,038,320	259,123,157	145,445,268	2,500,882	1,783,294,634	99.82%
	30 to 59 Days Past Due	35,238	92,141	-	-	-	-	350,706	136,730	29,826	691,069	937,332	-	191,315	-	2,464,358	0.14%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	303,380	144,154	295,860	-	-	743,395	0.04%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,423,135	11,269,773	16,408,425	20,796,806	22,838,467	31,652,111	47,412,503	54,868,421	77,362,858	118,275,905	140,679,121	53,420,696	30,123,176	-	640,531,397	2.91%
	Current and Less Than 30 Days Past Due	15,423,135	11,252,299	16,408,425	20,796,806	22,838,467	31,527,772	47,412,503	54,868,421	77,362,858	117,951,624	140,189,395	52,818,465	29,564,319	-	638,414,488	99.67%
	30 to 59 Days Past Due	-	17,474	-	-	-	124,339	-	-	-	324,281	489,726	602,232	558,857	-	2,116,908	0.33%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,381,186	1,128,666	1,354,419	1,924,861	2,297,565	3,412,775	3,054,765	6,863,134	5,759,192	13,674,959	9,653,397	2,641,015	3,728,639	-	56,874,574	0.26%
	Current and Less Than 30 Days Past Due	1,381,186	1,128,666	1,354,419	1,924,861	2,297,565	3,412,775	3,054,765	6,863,134	5,759,192	13,674,959	9,653,397	2,641,015	3,728,639	-	56,874,574	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	887,530,057	606,054,337	780,711,030	1,011,062,589	1,189,887,233	1,545,792,638	1,984,978,293	2,436,426,832	2,957,002,872	3,323,601,270	2,673,187,788	1,677,750,039	878,836,837	31,212,484	21,984,034,300	100.00%
	Current and Less Than 30 Days Past Due	886,942,339	605,647,091	779,850,137	1,009,276,338	1,189,226,736	1,542,997,085	1,982,975,564	2,433,911,011	2,953,147,082	3,319,099,657	2,665,655,650	1,675,640,343	877,630,152	31,212,484	21,953,211,670	99.86%
	30 to 59 Days Past Due	136,282	317,567	860,893	1,474,281	660,497	2,013,346	1,675,474	1,511,169	3,078,739	3,684,676	6,297,569	1,665,673	1,145,895	-	24,522,061	0.11%
	60 to 89 Days Past Due	451,435	89,679	-	311,969	-	782,207	327,255	1,004,653	777,051	816,936	1,234,570	444,023	60,790	-	6,300,569	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: 9/30/2015
Distribution Date: 10/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	20,897,605	16,378,422	23,313,507	26,863,158	35,065,520	49,190,200	55,097,169	73,044,255	90,376,011	80,161,364	77,283,379	59,106,728	26,122,601	394,099	633,294,018	2.88%
<=599	8,179,370	7,330,377	6,703,134	10,283,738	15,178,780	25,244,836	33,925,308	54,331,860	78,283,717	110,272,997	93,875,205	55,034,241	22,811,628	633,248	522,088,440	2.37%
600-650	13,745,607	10,897,930	14,275,871	23,963,299	27,756,752	45,739,317	70,166,038	109,203,460	131,218,422	165,212,882	161,426,341	92,284,849	46,959,869	840,480	913,691,118	4.16%
651-700	29,697,698	27,228,467	39,237,804	55,314,829	70,907,330	98,809,224	162,808,323	199,000,413	294,840,008	377,072,412	318,672,448	192,153,535	106,211,442	2,221,327	1,974,175,260	8.98%
701-750	79,606,641	52,552,234	82,359,899	102,756,417	143,985,595	178,195,510	252,662,630	343,559,069	452,709,600	517,768,252	429,497,648	286,604,379	148,142,379	6,677,621	3,077,077,874	14.00%
751-800	111,523,655	88,041,304	118,030,565	158,528,814	193,679,009	271,017,402	348,202,579	471,094,869	564,182,507	624,928,517	507,418,935	325,747,999	182,411,475	6,773,020	3,971,580,649	18.07%
>800	623,879,481	403,625,604	496,790,249	633,352,334	703,314,246	877,596,149	1,062,116,245	1,186,192,906	1,345,392,607	1,448,184,846	1,085,013,833	666,818,308	346,177,442	13,672,691	10,892,126,940	49.55%
Total	887,530,057	606,054,337	780,711,030	1,011,062,589	1,189,887,233	1,545,792,638	1,984,978,293	2,436,426,832	2,957,002,872	3,323,601,270	2,673,187,788	1,677,750,039	878,836,837	31,212,484	21,984,034,300	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8